UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	04/30

Date of reporting period:	10/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Capital Assets Funds Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

Capital Assets Funds Preferred Shares

Money Market Portfolio

October 31, 2006

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, call 1-888-466-4250. We advise you to consider a portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about a portfolio. Please read the prospectus carefully before you invest.

Information About Each Portfolio's Expenses

As an investor of a Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Capital Assets Funds Shares and Capital Assets Funds Preferred Shares. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2006 to October 31, 2006).

The tables illustrate each Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Capital Assets Funds Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2006
Actual Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/06	$ 1,021.50	$ 1,021.50	$ 1,013.00
Expenses Paid per $1,000*	$ 5.10	$ 5.10	$ 5.12
Hypothetical 5% Portfolio Return	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Beginning Account Value 5/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/06	$ 1,020.16	$ 1,020.16	$ 1,020.11
Expenses Paid per $1,000*	$ 5.09	$ 5.09	$ 5.14

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares	1.00%	1.00%	1.01%

For more information, please refer to each Portfolio's prospectus.

Capital Assets Funds Preferred Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2006
Actual Portfolio Return	Money Market Portfolio
Beginning Account Value 5/1/06	$ 1,000.00
Ending Account Value 10/31/06	$ 1,023.50
Expenses Paid per $1,000*	$ 3.06
Hypothetical 5% Portfolio Return	Money Market Portfolio
Beginning Account Value 5/1/06	$ 1,000.00
Ending Account Value 10/31/06	$ 1,022.18
Expenses Paid per $1,000*	$ 3.06

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio
Capital Assets Funds Preferred Shares	.60%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	10/31/06	4/30/06

Short-Term Notes	40%	30%
Certificates of Deposit and Bank Notes	25%	21%
Commercial Paper	21%	22%
Promissory Notes	4%	4%
Repurchase Agreements	4%	3%
Time Deposits	4%	18%
Funding Agreements	1%	1%
US Government Sponsored Agencies	1%	1%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	47 days	35 days
First Tier Retail Money Fund Average*	43 days	39 days

* The Portfolio is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Cash Account Trust — Government & Agency Securities Portfolio

Asset Allocation	10/31/06	4/30/06

Repurchase Agreements	81%	78%
Agencies Not Backed by the Full Faith and Credit of the US Government	17%	20%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Government & Agency Securities Portfolio	33 days	25 days
Government & Agencies Retail Money Fund Average**	35 days	31 days

** The Portfolio is compared to its respective iMoney Net Category: Government & Agencies Retail Money Fund Average consists of all non-institutional government money market funds. Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Cash Account Trust — Tax-Exempt Portfolio

Asset Allocation	10/31/06	4/30/06

Municipal Investments
Municipal Variable Rate Demand Notes	78%	75%
Municipal Bonds and Notes	22%	25%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Tax-Exempt Portfolio	27 days	17 days
National Tax-Free Retail Money Fund Average***	26 days	23 days

*** The Portfolio is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolios' holdings, see pages 8-24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolios' top ten holdings and other information about the Portfolios is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments as of October 31, 2006 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 24.8%
ABN AMRO Bank NV, 5.36%, 1/11/2007	25,000,000	24,999,923
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.36%, 4/23/2007	33,000,000	33,000,000
Barclays Bank PLC, 5.33%, 1/16/2007	35,000,000	35,000,000
Credit Agricole SA, 5.33%, 3/13/2007	45,000,000	44,998,386
Credit Suisse, 5.71%, 6/28/2007	25,000,000	25,000,000
Five Finance, Inc., 144A, 5.7%, 6/28/2007	30,000,000	29,998,036
HBOS Treasury Services PLC:
5.0%, 2/12/2007	60,000,000	60,000,000
5.305%, 4/19/2007	60,000,000	60,000,000
5.36%, 11/24/2006	40,000,000	40,000,000
HSH Nordbank AG, 5.35%, 4/13/2007	40,000,000	40,000,000
KBC Bank NV, 5.33%, 1/16/2007	50,000,000	50,000,521
Landesbank Baden Wurtteburg:
5.32%, 1/5/2007	40,000,000	40,000,000
5.325%, 1/16/2007	35,000,000	34,999,406
5.355%, 4/13/2007	35,000,000	35,000,771
Mizuho Corporate Bank:
5.33%, 1/4/2007	40,000,000	40,000,000
5.35%, 1/26/2007	15,000,000	15,000,353
5.375%, 11/27/2006	20,000,000	20,000,000
5.375%, 11/30/2006	32,000,000	32,000,127
Natexis Banque Populaires:
5.0%, 2/8/2007	40,000,000	40,000,000
5.0%, 2/9/2007	25,000,000	25,000,000
5.55%, 6/18/2007	20,000,000	20,000,000
Nationwide Building Society, 5.32%, 1/4/2007	20,000,000	20,000,000
Northern Rock PLC, 5.34%, 1/31/2007	15,000,000	15,000,000
Royal Bank of Canada, 4.775%, 12/1/2006	125,000,000	125,000,497
Societe Generale:
5.305%, 5/2/2007	35,000,000	35,000,000
5.32%, 2/20/2007	10,000,000	10,000,000
5.35%, 4/19/2007	15,000,000	14,999,041
5.43%, 2/5/2007	30,000,000	30,003,516
Toronto Dominion Bank, 5.45%, 10/25/2007	20,000,000	20,000,000
UniCredito Italiano SpA:
5.385%, 2/15/2007	16,500,000	16,499,609
5.4%, 3/14/2007	35,000,000	35,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,066,500,186)		1,066,500,186

Commercial Paper** 20.3%
Alliance & Leicester PLC, 5.25%, 11/29/2006	35,000,000	34,857,083
AT&T, Inc., 5.27%, 11/7/2006	20,000,000	19,982,433
Caisse Nationale Des Caisses D'Epargne et Prevoyan, 5.175%, 4/5/2007	25,000,000	24,442,969
CC (USA), Inc.:
5.23%, 3/9/2007	17,300,000	16,978,297
5.26%, 1/23/2007	20,000,000	19,757,456
Chariot Funding LLC, 5.26%, 12/6/2006	25,415,000	25,285,030
CitiBank Credit Card Issuance Trust, Series 01-A3, 5.35%, 11/1/2006	50,000,000	50,000,000
Dorada Finance, Inc., 5.23%, 3/9/2007	20,000,000	19,628,089
Fox Trot CDO, Inc., 5.37%, 11/2/2006	30,422,000	30,417,462
Galleon Capital LLC, 5.26%, 1/24/2007	45,000,000	44,447,700
General Electric Capital Corp., 5.29%, 11/8/2006	100,000,000	99,897,139
General Electric Co., 5.26%, 12/29/2006	25,000,000	24,788,139
Giro Funding US Corp., 5.29%, 1/22/2007	40,000,000	39,518,022
Greyhawk Funding LLC, 5.255%, 1/19/2007	24,650,000	24,365,741
Irish Life and Permanent PLC, 5.27%, 12/21/2006	25,000,000	24,817,014
IXIS Commercial Paper Corp., 5.16%, 12/5/2006	15,000,000	14,926,900
K2 (USA) LLC:
5.15%, 11/27/2006	43,000,000	42,840,064
5.22%, 4/18/2007	23,700,000	23,122,668
Kitty Hawk Funding Corp., 5.265%, 11/20/2006	50,000,000	49,861,062
Monument Gardens Funding LLC, 5.42%, 11/3/2006	20,000,000	19,993,978
Northern Rock PLC, 5.245%, 2/20/2007	45,000,000	44,272,256
Perry Global Funding LLC, Series A, 5.25%, 1/18/2007	49,843,000	49,276,036
Rabo Australia Ltd., 5.27%, 11/27/2006	29,850,000	29,736,388
Sheffield Receivables Corp., 5.33%, 11/6/2006	15,000,000	14,988,896
Simba Funding Corp.:
5.27%, 3/21/2007	20,000,000	19,590,111
5.29%, 12/19/2006	20,000,000	19,858,933
Sysco Corp., 5.3%, 11/1/2006	3,000,000	3,000,000
The Bear Stearns Companies, Inc., 5.25%, 2/9/2007	45,000,000	44,343,750
Total Commercial Paper (Cost $874,993,616)		874,993,616

Short-Term Notes* 40.0%
Alliance & Leicester PLC, 5.31%, 11/8/2007	50,000,000	50,000,000
American Express Centurion Bank, 5.31%, 3/22/2007	30,000,000	30,003,227
American Honda Finance Corp., 144A, 5.44%, 11/7/2006	110,000,000	110,000,000
Australia & New Zealand Banking Group, Ltd., 5.32%, 10/23/2007	20,000,000	20,000,000
Bank of Ireland, 144A, 5.32%, 11/20/2007	100,000,000	100,000,000
Barclays Bank PLC, 5.267%, 4/4/2007	125,000,000	124,989,589
BMW US Capital LLC, 144A, 5.32%, 11/15/2007	20,000,000	20,000,000
BNP Paribas:
5.29%, 6/13/2007	50,000,000	50,000,000
5.31%, 10/26/2007	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
5.33%, 12/4/2006	17,000,000	17,001,516
5.4%, 10/15/2007	45,000,000	45,004,561
CIT Group, Inc., 5.605%, 2/15/2007	33,000,000	33,018,418
Commonwealth Bank of Australia, 5.32%, 10/24/2007	30,000,000	30,000,000
DNB Nor Bank ASA, 5.31%, 10/25/2007	30,000,000	30,000,000
Dorada Finance, Inc., 5.272%, 11/1/2006	30,000,000	30,000,000
HSBC Finance Corp., 5.31%, 11/6/2007	30,000,000	30,000,000
HSBC USA, Inc., 5.3%, 11/15/2007	150,000,000	150,000,000
International Business Machine Corp., 5.33%, 11/8/2007	30,000,000	30,000,000
Intesa Bank Ireland PLC, 5.32%, 10/25/2007	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.3%, 11/15/2007	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
5.3%, 10/24/2007	45,000,000	45,000,000
5.33%, 11/15/2007	50,000,000	50,000,000
5.382%, 11/2/2007	30,000,000	30,000,000
5.525%, 2/27/2007	37,000,000	37,015,411
5.54%, 4/20/2007	20,000,000	20,016,469
5.562%, 2/27/2007	25,000,000	25,015,085
Morgan Stanley, 5.382%, 2/5/2007	50,000,000	50,000,000
Natexis Banque Populaires:
5.31%, 11/22/2006	70,000,000	70,000,000
5.367%, 5/14/2007	50,000,000	50,000,000
Nordea Bank AB, 5.3%, 11/9/2007	30,000,000	30,000,000
RBS Greenwich Capital Holdings, 5.28%, 11/13/2006	40,000,000	40,000,000
Skandinaviska Enskilda Banken:
5.31%, 11/9/2007	50,000,000	50,000,000
5.32%, 11/16/2007	25,000,000	25,000,000
The Bear Stearns Companies, Inc., 5.372%, 3/19/2007	140,000,000	140,000,000
UniCredito Italiano Bank (Ireland) PLC:
144A, 5.33%, 10/12/2007	25,000,000	25,000,000
5.33%, 11/9/2007	42,000,000	42,000,000
Total Short-Term Notes (Cost $1,720,064,276)		1,720,064,276

US Government Sponsored Agencies 0.4%
Federal Home Loan Bank, 5.5%, 8/28/2007 (Cost $20,000,000)	20,000,000	20,000,000

Asset Backed 0.2%
Interstar Millennium, "A1", Series 2006-2GA, 5.29%*, 5/27/2038 (Cost $10,000,000)	10,000,000	10,000,000

Funding Agreements 1.2%
New York Life Insurance Co., 5.45%*, 9/18/2007 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 4.3%
The Goldman Sachs Group, Inc., 5.426%*, 11/13/2006 (Cost $185,000,000)	185,000,000	185,000,000

Time Deposit 4.1%
Credit Suisse, 5.375%, 11/1/2006 (Cost $174,000,000)	174,000,000	174,000,000

Repurchase Agreements 4.2%
Banc of America Securities LLC, 5.31%, dated 10/31/2006, to be repurchased at $33,183,167 on 11/1/2006 (a)	33,178,273	33,178,273
BNP Paribas, 5.31%, dated 10/31/2006, to be repurchased at $50,007,375 on 11/1/2006 (b)	50,000,000	50,000,000
State Street Bank and Trust Co., 4.87%, dated 10/31/2006, to be repurchased at $1,004,136 on 11/1/2006 (c)	1,004,000	1,004,000
The Bear Stearns & Co., Inc., 5.33%, dated 10/31/2006, to be repurchased at $95,014,065 on 11/1/2006 (d)	95,000,000	95,000,000
Total Repurchase Agreements (Cost $179,182,273)		179,182,273
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,279,740,351)+	99.5	4,279,740,351
Other Assets and Liabilities, Net	0.5	20,952,717
Net Assets	100.0	4,300,693,068

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2006.

** Annualized yield at the time of purchase; not a coupon rate.

+ Cost for federal income tax purposes was $4,279,740,351.

(a) Collateralized by $33,739,000 Federal Home Loan Mortgage Corp., 5.5%, maturing on 11/1/2021 with a value of $33,841,838.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

11,610,000	Federal Home Loan Bank	7.0	8/15/2014	13,247,333
37,495,000	Federal National Mortgage Association	4.25-5.375	5/15/2009-8/15/2009	37,753,186
Total Collateral Value				51,000,519

(c) Collateralized by $1,050,000 US Treasury Bill, 4.99%, maturing on 4/19/2007 with a value of $1,025,325.

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

12,497,890	Federal Home Loan Mortgage Corp.	4.5-8.75	5/1/2008-8/1/2036	12,935,937
88,866,257	Federal National Mortgage Association	5.0-7.5	3/1/2019-10/1/2036	83,967,660
Total Collateral Value				96,903,597

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2006 (Unaudited)

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 17.6%
Federal Home Loan Bank:
Step-up Coupon, 4.7% to 12/16/2006, 4.95% to 3/16/2007	36,000,000	35,945,222
5.5% to 8/28/2007	25,000,000	25,000,000
Federal Home Loan Mortgage Corp.:
2.875%, 12/15/2006	23,000,000	22,928,586
4.7%, 1/12/2007	20,000,000	20,000,000
4.83%, 1/26/2007	25,000,000	25,000,000
5.235%*, 7/6/2007	100,000,000	99,975,152
5.25%, 5/4/2007	25,000,000	25,000,000
5.325%, 5/3/2007	27,000,000	27,000,000
Federal National Mortgage Association, 5.204%*, 12/28/2007	100,000,000	99,939,908
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $380,788,868)		380,788,868

Agencies Backed by the Full Faith and Credit of the US Government 2.4%
Hainan Airlines:
Series 2001-1, 5.39%*, 12/15/2007	14,806,681	14,806,681
Series 2001-2, 5.39%*, 12/15/2007	17,910,890	17,910,890
Series 2001-3, 5.39%*, 12/15/2007	18,268,070	18,268,070
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $50,985,641)		50,985,641

Repurchase Agreements 81.4%
BNP Paribas, 5.28%, dated 9/20/2006, to be repurchased at $202,434,667 on 12/12/2006 (a)	200,000,000	200,000,000
BNP Paribas, 5.31%, dated 10/31/2006, to be repurchased at $145,021,388 on 11/1/2006 (b)	145,000,000	145,000,000
Credit Suisse First Boston LLC, 5.28%, dated 9/7/2006, to be repurchased at $337,997,133 on 11/7/2006 (c)	335,000,000	335,000,000
Credit Suisse First Boston LLC, 5.28%, dated 10/3/2006, to be repurchased at $101,378,667 on 1/5/2007 (d)	100,000,000	100,000,000
JPMorgan Securities, Inc., 5.32%, dated 10/31/2006, to be repurchased at $182,026,896 on 11/1/2006 (e)	182,000,000	182,000,000
Merrill Lynch & Co., Inc., 5.28%, dated 9/20/2006, to be repurchased at $202,434,667 on 12/12/2006 (f)	200,000,000	200,000,000
Merrill Lynch & Co., Inc., 5.31%, dated 10/31/2006, to be repurchased at $90,013,275 on 11/1/2006 (g)	90,000,000	90,000,000
State Street Bank and Trust Co., 4.87%, dated 10/31/2006, to be repurchased at $634,086 on 11/1/2006 (h)	634,000	634,000
The Bear Stearns & Co., Inc., 5.33%, dated 10/31/2006, to be repurchased at $412,060,999 on 11/1/2006 (i)	412,000,000	412,000,000
The Goldman Sachs Co., Inc., 5.28%, dated 10/3/2006, to be repurchased at $101,364,000 on 1/4/2007 (j)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $1,764,634,000)		1,764,634,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,196,408,509)+	101.4	2,196,408,509
Other Assets and Liabilities, Net	(1.4)	(29,630,616)
Net Assets	100.0	2,166,777,893

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2006.

+ The cost for federal income tax purposes was $2,196,408,509.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

64,388,961	Federal Home Loan Mortgage Corp.	3.5-5.5	4/1/2009-10/1/2035	63,149,812
141,984,835	Federal National Mortgage Association	4.5-6.5	1/1/2019-6/1/2036	140,850,188
Total Collateral Value				204,000,000

(b) Collateralized by $145,985,000 Federal Home Loan Bank, with various coupon rates from 2.625-5.78%, with various maturities of 2/16/2007-6/9/2020 with a value of $147,903,741.

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

168,540,696	Federal Home Loan Mortgage Corp.	4.291-7.072	2/1/2024-10/1/2036	168,385,090
174,548,445	Federal National Mortgage Association	3.721-6.999	2/1/2024-5/1/2042	173,315,520
Total Collateral Value				341,700,610

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

41,511,866	Federal Home Loan Mortgage Corp.	5.396	3/1/2036	41,907,614
60,126,044	Federal National Mortgage Association	4.845-5.41	4/1/2033-7/1/2035	60,095,693
Total Collateral Value				102,003,307

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

36,845,595	Federal National Mortgage Association	4.0-5.5	3/25/2018-4/25/2036	36,752,151
151,270,998	Government National Mortgage Association	5.0-5.5	9/16/2027-1/15/2035	148,889,061
Total Collateral Value				185,641,212

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

24,332,497	Federal Home Loan Mortgage Corp.	Zero Coupon-6.32	5/15/2031-5/15/2036	24,144,302
23,920,500	Federal Home Loan Mortgage Corp. — Interest Only	1.83-6.0	5/15/2022-1/15/2035	1,983,387
5,160,765	Federal Home Loan Mortgage Corp. — Principal Only	Zero Coupon	9/15/2034	3,631,091
60,671,248	Federal Home Loan Mortgage Corp. — STRIPS	5.62	8/15/2036	61,115,742
109,272,172	Federal National Mortgage Association	5.62-6.07	4/25/2032-9/25/2036	110,088,001
32,304,658	Federal National Mortgage Association — Interest Only	2.38-6.0	3/25/2018-7/25/2033	3,039,986
Total Collateral Value				204,002,509

(g) Collateralized by $90,713,341 Federal National Mortgage Association, with various coupon rates from 5.82-6.12%, with various maturities of 5/25/2018-6/25/2035 with a value of $91,800,296.

(h) Collateralized by $665,000 US Treasury Bill, 4.98%, maturing on 4/19/2007 with a value of $649,373.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

237,696,003	Federal Home Loan Mortgage Corp.	5.5	3/15/2022-8/15/2036	237,655,045
77,544,019	Federal National Mortgage Association	4.0-5.5	1/25/2029-8/25/2033	73,669,348
110,031,403	Government National Mortgage Association	4.312-5.5	10/20/2027-3/16/2044	108,920,284
Total Collateral Value				420,244,677

(j) Collateralized by $104,689,397 Federal National Home Loan Mortgage Corp., with various coupon rates from 5.5-6.25%, with various maturities of 2/15/2031-2/15/2036 with a value of $102,000,001.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgage or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2006 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Investments 99.0%
Alabama 0.8%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.6%*, 6/15/2026	1,700,000	1,700,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Waste, Series A, 3.6%*, 2/1/2042 (a)	9,350,000	9,350,000
		11,050,000
Arizona 1.9%
Arizona, Municipal Securities Trust Certificates, Salt River Project, "A", Series 3033, 3.63%*, 2/27/2014	5,000,000	5,000,000
Arizona, Salt River Pima-Maricopa Indian Community, 3.41%*, 10/1/2026, Bank of America NA (b)	10,000,000	10,000,000
Arizona, Salt River Project, Agricultural Improvement & Power District, Series B, 3.52%, 11/6/2006	10,000,000	10,000,000
		25,000,000
California 0.2%
California, State University Revenue, Series 1320, 144A, 3.59%*, 11/1/2026 (a)	1,000,000	1,000,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.6%*, 7/1/2036, Citibank NA (b)	1,350,000	1,350,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series A, 3.43%*, 7/1/2025	900,000	900,000
		3,250,000
Colorado 4.2%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.6%*, 6/1/2013 (a)	15,000,000	15,000,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.6%*, 12/1/2024 (a)	1,395,000	1,395,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.65%*, 5/1/2033, KeyBank NA (b)	1,800,000	1,800,000
Colorado, Health Facilities Authority Revenue, Catholic Health:
Series B-1, 3.58%*, 3/1/2023	1,800,000	1,800,000
Series B-6, 3.58%*, 3/1/2044	14,200,000	14,200,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.65%*, 2/15/2023 (a)	12,600,000	12,600,000
Colorado, Regional Transportation District, Sales Tax Revenue, "A", 144A, 3.61%*, 11/1/2036 (a)	4,150,000	4,150,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 3.66%*, 12/1/2029, JPMorgan Chase Bank (b)	3,380,000	3,380,000
		54,325,000
Delaware 0.5%
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 3.62%*, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000
University of Delaware Revenue, Series B, 3.64%*, 11/1/2034	1,800,000	1,800,000
		6,800,000
District of Columbia 0.6%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.63%*, 10/1/2021 (a)	7,370,000	7,370,000
Florida 8.2%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 3.64%*, 12/1/2012, SunTrust Bank (b)	3,250,000	3,250,000
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.64%*, 8/1/2014, SunTrust Bank (b)	1,300,000	1,300,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.6%*, 7/1/2019 (a)	2,655,000	2,655,000
Cape Coral, FL, State General Obligation, 3.58%, 12/12/2006	4,537,321	4,537,321
Collier County, FL, Industrial Development Authority Revenue, Allete Inc. Project, AMT, 3.62%*, 10/1/2025, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs Inc. Project, 3.62%*, 10/1/2016, Bank of America NA (b)	175,000	175,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.65%*, 8/1/2034, Bank One NA (b)	4,000,000	4,000,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 3.64%*, 1/1/2019, SunTrust Bank (b)	3,300,000	3,300,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.56%*, 10/15/2032	700,000	700,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 3.64%*, 3/1/2040 (a)	3,450,000	3,450,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.66%*, 12/1/2020, Wachovia Bank NA (b)	700,000	700,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.6%*, 7/1/2020 (a)	500,000	500,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.65%*, 7/1/2016 (a)	1,250,000	1,250,000
Greater Orlando Aviation Authority, State General Obligation, 3.55%, 11/2/2006	5,000,000	5,000,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.57%*, 3/31/2021, Bank of America NA (b)	2,425,000	2,425,000
Jacksonville, FL, Electric Authority Revenue, 3.57%, 12/6/2006	17,000,000	17,000,000
Jacksonville, FL, Health Facilities Revenue:
3.5%, 11/1/2006	4,000,000	4,000,000
3.52%, 11/14/2006	3,000,000	3,000,000
Jacksonville, FL, Industrial Development Revenue, Airport Hotel Project, 3.57%*, 7/1/2013, Northern Trust Co. (b)	800,000	800,000
Lehman Municipal Trust Receipts, Florida Housing Finance, Series 06-K49-D, AMT, 144A, 3.69%*, 7/1/2026	2,120,000	2,120,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.65%*, 9/1/2035, KeyBank NA (b)	2,975,000	2,975,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 3.72%*, 3/1/2035, Bank of America NA (b)	895,000	895,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun Key Apartments, Series A, 3.6%*, 12/1/2022	650,000	650,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 3.56%*, 10/1/2017	4,500,000	4,500,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 3.58%*, 3/1/2034, Northern Trust Co. (b)	3,500,000	3,500,000
Pasco County, FL, School Board Certificates of Participation, 3.56%*, 8/1/2026 (a)	3,000,000	3,000,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, Inc., 3.64%*, 7/1/2034, SunTrust Bank (b)	1,700,000	1,700,000
Pinellas County, FL, Health Facilities Authority Revenue, Pooled Hospital Loan Program, 3.64%*, 12/1/2015 (a)	5,855,000	5,855,000
Sarasota County, FL, Health Care Facility Authority Revenue, Jewish Housing, Series A, 3.58%*, 7/1/2035, Bank of America NA (b)	17,300,000	17,300,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.6%*, 4/1/2013 (a)	4,035,000	4,035,000
		106,572,321
Georgia 2.8%
Atlanta, GA, Airport Revenue, Series C-1, 3.6%*, 1/1/2030 (a)	2,000,000	2,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, 3.64%*, 1/1/2021 (a)	4,900,000	4,900,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.57%*, 9/1/2035, SunTrust Bank (b)	4,000,000	4,000,000
Georgia, Municipal Electric Authority, Series A, 3.65%, 11/2/2006	10,000,000	10,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 3.62%*, 10/1/2036, Branch Banking & Trust (b)	5,500,000	5,500,000
Greene County, GA, Development Authority, Sewer Facility Revenue, Carey Station WRF LLC Project, AMT, 3.62%*, 9/1/2024, Wachovia Bank NA (b)	5,780,000	5,780,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.57%*, 12/1/2018, SunTrust Bank (b)	775,000	775,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation Certificates, 3.57%*, 10/1/2027, SunTrust Bank (b)	4,115,000	4,115,000
		37,070,000
Hawaii 0.4%
Honolulu, HI, City & County, General Obligation, 3.53%, 11/7/2006	5,000,000	5,000,000
Idaho 0.6%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 3.62%*, 4/1/2014, Wachovia Bank NA (b)	7,500,000	7,500,000
Illinois 8.1%
ABN Amro Munitops Certificates Trust, Series 2006-53, 144A, 3.61%*, 7/1/2014 (a)	8,000,000	8,000,000
Chicago, IL, Midway Apartment Revenue, 3.75%, 12/1/2006	5,121,000	5,121,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 3.71%*, 7/15/2039	13,305,000	13,305,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 3.63%*, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.71%*, 7/1/2026	12,150,000	12,150,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.59%*, 1/1/2026 (a)	2,410,000	2,410,000
Chicago, IL, Water Revenue, Second Lien, 3.55%*, 11/1/2031 (a)	20,000,000	20,000,000
Cook Country, IL, Capital Import, Series B, 3.57%*, 11/1/2031	7,000,000	7,000,000
Evanston, IL, Recreation Center Project, Series C, 3.57%*, 12/1/2021	5,400,000	5,400,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.6%*, 12/1/2033, Bank One NA (b)	4,800,000	4,800,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.63%*, 2/1/2029, Bank One NA (b)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 3.8%*, 4/1/2020, Bank One NA (b)	3,150,000	3,150,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 3.64%*, 8/1/2027, LaSalle Bank NA (b)	2,640,000	2,640,000
Illinois, Finance Authority Revenue, "A", 144A, 3.61%*, 12/1/2042	5,445,000	5,445,000
Illinois, Reset Optional Certificates Trust II, Series R-1076, 144A, 3.6%*, 4/1/2029 (a)	6,045,000	6,045,000
Municipal Securities Trust Certificates, "A", Series 3031, 144A, 3.65%*, 4/10/2025 (a)	6,615,000	6,615,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.64%*, 7/1/2020, LaSalle Bank NA (b)	1,145,000	1,145,000
		105,896,000
Indiana 3.7%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 3.67%*, 11/30/2017, Northern Trust Co. (b)	3,700,000	3,700,000
Indiana, Eclipse Funding Trust, Middlebury Industry, 144A, 3.59%*, 1/15/2030 (a)	10,275,000	10,275,000
Indiana, Solar Eclipse Funding Trust, Municipal Power Agency, Series 2006-0100, 144A, 3.59%*, 1/1/2013 (a)	7,200,000	7,200,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 3.64%*, 6/1/2022, LaSalle Bank NA (b)	3,500,000	3,500,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 144A, 3.6%*, 6/1/2017 (a)	2,700,000	2,700,000
Series B-21, 144A, 3.6%*, 12/1/2022 (a)	2,080,000	2,080,000
Indiana, University General Obligation, 3.53%, 11/7/2006	10,000,000	10,000,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.64%*, 5/1/2025, LaSalle National Bank (b)	4,200,000	4,200,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.6%*, 8/1/2036, Sovereign Bank FSB (b)	4,245,000	4,245,000
		47,900,000
Iowa 0.2%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.6%*, 7/1/2015 (a)	2,100,000	2,100,000
Kansas 0.2%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 3.58%*, 11/15/2030, SunTrust Bank (b)	2,500,000	2,500,000
Kentucky 4.9%
Kentucky, Public Energy Authority, Gas Supply Revenue, Series A, 3.65%*, 8/1/2016	39,439,000	39,439,000
Pendleton County, KY, Multi-County Lease Revenue, Series 89, 3.65%, 11/2/2006	12,000,000	12,000,000
Pendleton County, KY, Multi-County Lease Revenue, Associated Counties Leasing Program, 3.6%*, 3/1/2019, Commonwealth Bank of Australia (b)	10,000,000	10,000,000
Shelby County, KY, Lease Revenue, Series A, 3.65%*, 9/1/2034, US Bank NA (b)	1,000,000	1,000,000
Somerset, KY, Blakley Family YMCA, Inc. Project, 3.62%*, 4/1/2015, Fifth Third Bank (b)	1,000,000	1,000,000
		63,439,000
Louisiana 1.7%
Louisiana, State General Obligation, Series 1254, 144A, 3.6%*, 8/1/2013 (a)	7,325,000	7,325,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 3.62%*, 3/15/2014, JPMorgan Chase & Co. (b)	14,600,000	14,600,000
		21,925,000
Maine 1.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.57%*, 7/1/2022 (a)	9,270,000	9,270,000
Maine, State General Obligation, Board Anticipation Notes, 4.5%, 6/8/2007	9,725,000	9,783,190
Maine, State Housing Authority Mortgage Purchase, Series G, AMT, 3.59%*, 11/15/2037	5,000,000	5,000,000
		24,053,190
Maryland 0.9%
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.58%*, 10/15/2020	12,000,000	12,000,000
Massachusetts 1.0%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.59%*, 6/1/2030, KeyBank NA (b)	3,200,000	3,200,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Capital Asset Program, Series C, 3.6%*, 7/1/2010 (a)	285,000	285,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 3.62%*, 3/1/2028	9,000,000	9,000,000
		12,485,000
Michigan 3.4%
Detroit, MI, ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.59%*, 1/1/2011 (a)	10,050,000	10,050,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.6%*, 5/1/2011 (a)	400,000	400,000
Detroit, MI, Revenue Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (b)	12,800,000	12,831,590
Detroit, MI, Tax Anticipation Notes, 4.5%, 3/1/2007, ScotiaBank (b)	18,900,000	18,946,645
Municipal Securities Trust Certificates, Michigan State Building, Series 2006-277, 144A, 3.67%*, 10/7/2014 (a)	1,500,000	1,500,000
		43,728,235
Missouri 1.5%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.6%*, 4/1/2040 (a)	11,100,000	11,100,000
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.65%*, 3/1/2030, American National Bank & Trust (b)	8,000,000	8,000,000
		19,100,000
Multi-State 5.4%
Puttable Floating Options, Tax-Exempt Receipts:
Series EC-001, 144A, 3.76%*, 10/1/2035	55,495,000	51,245,000
Series EC-003, 3.76%*, 2/15/2036	18,835,000	18,835,000
		70,080,000
New Hampshire 1.1%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood Heritage Heights, Series B, 3.55%*, 1/1/2030, Citizens Bank NH (b)	10,500,000	10,500,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 3.62%*, 1/1/2032, JPMorgan Chase Co. (b)	3,500,000	3,500,000
		14,000,000
New Jersey 3.4%
New Jersey, Economic Development Authority Revenue, 3.61%, 12/5/2006	5,600,000	5,600,000
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 3.67%*, 4/1/2026, National Bank of Canada (b)	1,700,000	1,700,000
New Jersey, State Tax & Revenue Anticipation Notes, 4.5%, 6/22/2007	32,600,000	32,806,295
New Jersey, State Transportation Trust Fund Authority Revenue:
Series PT-2494, 144A, 3.58%*, 12/15/2023 (a)	2,905,000	2,905,000
Series PA-802, 144A, 3.59%*, 12/15/2009 (a)	1,225,000	1,225,000
		44,236,295
New Mexico 0.2%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.61%*, 7/1/2020 (a)	3,000,000	3,000,000
New York 2.3%
Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 3.67%*, 10/1/2043	250,000	250,000
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.56%*, 5/1/2033, Bayerische Landesbank (b)	800,000	800,000
New York, State Energy Research & Development Authority, Facilities Revenue, Consolidated Edison Co., Series C-3, AMT, 3.6%*, 11/1/2039, Citibank NA (b)	2,000,000	2,000,000
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.6%*, 12/15/2009 (a)	1,385,000	1,385,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 3.57%*, 5/15/2036	1,000,000	1,000,000
New York, Tobacco Settlement Financing Corp., Series R-2033, 144A, 3.6%*, 6/1/2021 (a)	1,960,000	1,960,000
New York City, NY, Housing Development Corp., Multi-Family Revenue, 1090 Franklin Ave., AMT, Series A, 3.6%*, 12/1/2037, Citibank NA (b)	800,000	800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F-1, 3.61%*, 6/15/2033	5,900,000	5,900,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C-1, 3.61%*, 6/15/2018	8,885,000	8,885,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 3.64%*, 5/1/2028	900,000	900,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1C, 3.64%*, 11/1/2022	700,000	700,000
New York, NY, General Obligation:
Series A-3, 3.57%*, 8/1/2031, BNP Paribas (b)	1,500,000	1,500,000
Series E-2, 3.6%*, 8/1/2034, Bank of America NA (b)	3,415,000	3,415,000
		29,495,000
North Carolina 1.7%
North Carolina, Capital Facilities Finance Agency, 3.48%, 12/13/2006	5,000,000	5,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.59%*, 8/1/2030, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.59%*, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage, United Methodist, Series B, 3.59%*, 10/1/2008, Branch Banking & Trust (b)	2,000,000	2,000,000
University of North Carolina, Board of Governors, 3.57%, 11/6/2006	10,000,000	10,000,000
		21,500,000
Ohio 1.9%
ABN AMRO Munitops Certificates Trust, Series 2003-37, 144A, 3.6%*, 12/1/2011 (a)	700,000	700,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.6%*, 2/1/2035, National City Bank (b)	4,750,000	4,750,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.58%*, 12/1/2027, National City Bank (b)	5,925,000	5,925,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8 Certificate Participation 144A, 3.65%*, 11/1/2008	9,000,000	9,000,000
Ohio, Reset Optional Certificates Trust II, Series R-9033, 144A, 3.6%*, 12/1/2031 (a)	4,755,000	4,755,000
		25,130,000
Oklahoma 1.3%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.62%*, 11/1/2018, SunTrust Bank (b)	3,700,000	3,700,000
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 3.65%*, 8/15/2029 (a)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.59%*, 7/1/2032 (a)	12,200,000	12,200,000
		17,400,000
Oregon 1.2%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.59%*, 3/1/2036, KeyBank NA (b)	3,000,000	3,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.6%*, 11/1/2012 (a)	2,125,000	2,125,000
Oregon, State General Obligation, Veterans Welfare, Series 83, 3.58%*, 12/1/2039	2,000,000	2,000,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
3.61%*, 5/1/2034, Bank of America NA (b)	2,470,000	2,470,000
3.61%*, 5/1/2037, Bank of America NA (b)	5,665,000	5,665,000
		15,260,000
Pennsylvania 3.9%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.56%*, 7/15/2028	4,900,000	4,900,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.59%*, 7/1/2023, Wachovia Bank NA (b)	3,495,000	3,495,000
Dallastown, PA, Area School District, 3.58%*, 2/1/2018 (a)	3,420,000	3,420,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.61%*, 11/1/2017 (a)	6,520,000	6,520,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.6%*, 6/1/2033, Allied Irish Bank PLC (b)	2,255,000	2,255,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 3.71%*, 6/1/2031	5,700,000	5,700,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 3.67%*, 2/1/2021, Wachovia Bank NA (b)	3,125,000	3,125,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.62%*, 10/1/2034, Wachovia Bank NA (b)	4,700,000	4,700,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.63%*, 3/1/2027 (a)	6,100,000	6,100,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 3.56%*, 5/1/2033, Allied Irish Bank PLC (b)	4,700,000	4,700,000
Red Lion, PA, General Obligation, Area School District, 3.58%*, 5/1/2024 (a)	6,100,000	6,100,000
		51,015,000
Puerto Rico 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.57%*, 10/1/2008	3,600,000	3,600,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.56%*, 7/1/2020 (a)	900,000	900,000
		4,500,000
Rhode Island 1.3%
Rhode Island, State Health & Educational Building Corp. Revenue, Educational Facility, Catholic School Program, Series A, 3.57%*, 4/1/2036, Citizens Bank of Rhode Island (b)	17,500,000	17,500,000
South Carolina 0.8%
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.65%*, 5/15/2024 (a)	10,215,000	10,215,000
South Dakota 0.2%
South Dakota, State Health & Educational Facilities Authority Revenue, University of Sioux Falls, 3.57%*, 10/1/2016, Wells Fargo Bank NA (b)	2,755,000	2,755,000
Tennessee 5.3%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Bond Fund, 3.64%*, 11/1/2035, Bank of America NA (b)	2,000,000	2,000,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, 3.64%*, 7/1/2031, Bank of America NA (b)	1,650,000	1,650,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 3.62%*, 6/1/2025, Wachovia Bank NA (b)	8,500,000	8,500,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.64%*, 7/1/2034, Bank of America NA (b)	700,000	700,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C05, 144A, 3.6%*, 9/1/2026	9,230,000	9,230,000
Series 1418, 144A, 3.62%*, 3/1/2018	25,000,000	25,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.61%*, 5/1/2016	22,000,000	22,000,000
		69,080,000
Texas 12.4%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.61%*, 2/15/2011	4,005,000	4,005,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.57%*, 8/15/2030, Bank of America NA (b)	3,000,000	3,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.6%*, 2/15/2029 (a)	2,495,000	2,495,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.6%*, 2/15/2022	1,600,000	1,600,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.59%*, 8/15/2023	10,750,000	10,750,000
Gulf Coast, TX, Industrial Development Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project, AMT, 3.69%*, 10/1/2032, Calyon Bank (b)	5,320,000	5,320,000
Harris County, TX, Health Facilities Development Corp, Special Facilities Revenue, Texas Medical Center Projects, 3.65%*, 5/1/2035 (a)	1,950,000	1,950,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series 2005-L15-D, 144A, 3.61%*, 2/15/2021	5,000,000	5,000,000
Harris County, TX, Series 1111, 144A, 3.6%*, 8/15/2009 (a)	6,470,000	6,470,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	20,000,000	20,063,559
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.6%*, 8/15/2024 (a)	2,100,000	2,100,000
Houston, TX, Utility System Revenue: 3.6%, 2/2/2007	21,900,000	21,900,000
3.65%, 2/5/2007	10,000,000	10,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.6%*, 12/15/2013	4,615,000	4,615,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, 3.69%*, 10/1/2039, Citibank NA (b)	5,500,000	5,500,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.65%*, 4/5/2023 (a)	5,895,000	5,895,000
Texas, Public Finance Auto, 3.57%, 11/7/2006	3,250,000	3,250,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	30,000,000	30,228,371
Texas, Upper Trinity Regional Water Distribution, 3.55%, 6/1/2007	14,300,000	14,300,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.58%*, 7/15/2021	2,990,000	2,990,000
		161,431,930
Utah 2.1%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.6%*, 3/15/2007	595,000	595,000
Murray City, UT, Hospital Revenue, IHC Health Services, Inc.: Series C, 3.6%*, 5/15/2037	21,300,000	21,300,000
Series D, 3.62%*, 5/15/2036	1,700,000	1,700,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.63%*, 7/1/2031	3,600,000	3,600,000
		27,195,000
Vermont 0.1%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.66%*, 1/1/2008, State Street Bank & Trust Co. (b)	1,500,000	1,500,000
Virginia 1.6%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.64%*, 1/15/2039	2,000,000	2,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.62%*, 8/1/2020, Wachovia Bank NA (b)	3,800,000	3,800,000
Virginia, Capital Region Airport Commission, Passenger Facility Charge Revenue, Series A, AMT, 3.62%*, 6/1/2035, Wachovia Bank NA (b)	3,625,000	3,625,000
Virginia Port Authority, Facility Revenue, "A", 144A, 3.64%*, 7/1/2036 (a)	9,390,000	9,390,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.59%*, 1/1/2010, Branch Banking & Trust (b)	1,800,000	1,800,000
		20,615,000
Washington 2.6%
Clark County, WA, Public Utility District No. 001, Electric Revenue, Series F4-D, 144A, 3.66%*, 10/1/2007	11,390,000	11,390,000
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.59%*, 1/1/2010 (a)	5,000,000	5,000,000
Washington, Port of Seattle Revenue, AMT, 3.63%*, 9/1/2035, Fortis Bank (b)	2,500,000	2,500,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.59%*, 3/1/2035, KeyBank NA (b)	3,950,000	3,950,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 3.64%*, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardenes Tacoma, Series A, 3.67%*, 9/15/2040, Bank of America NA (b)	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 3.77%*, 3/1/2041, Bank of America NA (b)	3,200,000	3,200,000
		34,040,000
Wisconsin 2.0%
Milwaukee, WI, General Obligation, Series V8, 3.56%*, 2/1/2025	21,000,000	21,000,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.63%*, 12/1/2009, Bank of America NA (b)	3,000,000	3,000,000
Wisconsin, State Transportation Authority, 3.55%, 1/3/2007	2,500,000	2,500,000
		26,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,285,511,971)+	98.7	1,285,511,971
Other Assets and Liabilities, Net	1.3	16,718,823
Net Assets	100.0	1,302,230,794

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2006.

+ The cost for federal income tax purposes was $1,285,511,971.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	7.3
Financial Guaranty Insurance Company	3.9
Financial Security Assurance, Inc.	5.6
MBIA Corporation	5.3

(b) The security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2006 (Unaudited)
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, valued at amortized cost	$ 4,100,558,078	$ 431,774,509	$ 1,285,511,971
Repurchase agreements, valued at amortized cost	179,182,273	1,764,634,000	—
Total investments in securities, valued at amortized cost	4,279,740,351	2,196,408,509	1,285,511,971
Cash	276	700	11,577,294
Interest receivable	28,426,756	10,628,357	7,399,351
Receivable for Portfolio shares sold	1,532,533	1,983,804	46,876
Other assets	90,338	37,221	45,340
Total assets	4,309,790,254	2,209,058,591	1,304,580,832
Liabilities
Payable for investments purchased	—	36,156,722	—
Dividends payable	100,697	239	1,401,206
Payable for Portfolio shares redeemed	2,822,907	2,440,736	451,755
Accrued management fee	515,216	271,261	160,710
Other accrued expenses and payables	5,658,366	3,411,740	336,367
Total liabilities	9,097,186	42,280,698	2,350,038
Net assets, at value	$ 4,300,693,068	$ 2,166,777,893	$ 1,302,230,794
Net Assets
Net assets consist of: Undistributed net investment income	107,717	12,056	7,551
Accumulated net realized gain (loss)	(761,334)	5,275	29,426
Paid-in capital	4,301,346,685	2,166,760,562	1,302,193,817
Net assets, at value	$ 4,300,693,068	$ 2,166,777,893	$ 1,302,230,794

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2006 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares Net assets applicable to shares outstanding	$ 860,269,800	$ 73,691,179	$ 31,175,097
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	860,265,537	73,691,013	31,173,320
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Capital Assets Funds Preferred Shares Net assets applicable to shares outstanding	$ 92,725	$ —	$ —
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	92,724	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 445,661,565	$ 247,453,409	$ 56,697,228
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	445,659,837	247,452,837	56,692,637
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 203,538,003	$ 110,687,656	$ —
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	203,537,459	110,687,408	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$
Institutional Shares* Net assets applicable to shares outstanding	$ 128,523,411	$ —	$ 806,384,434
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	128,520,179	—	806,383,795
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 225	$ —	$ —
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	225	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —

* Institutional Money Market Shares of the Money Market Portfolio and DWS Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2006 (Unaudited) (continued)
	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ —	$ —	$ 264,951,291
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	—	—	264,940,396
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ —	$ —	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 1,450,451,912	$ 1,681,770,785	$ 120,131,220
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	1,450,312,272	1,681,753,111	120,125,987
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 284,184,382	$ —	$ —
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	284,099,405	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Service Shares Net assets applicable to shares outstanding	$ 927,971,045	$ 53,174,864	$ 22,891,524
Outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized	927,968,152	53,174,253	22,889,753
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2006 (Unaudited)
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 128,026,000	$ 61,410,704	$ 16,831,781
Expenses: Management fee	3,956,150	1,890,146	758,434
Services to shareholders	6,711,409	3,625,657	377,976
Custodian fees	134,050	42,389	20,727
Distribution service fees	12,545,825	5,970,691	780,974
Auditing	38,993	29,368	27,017
Legal	49,477	16,311	22,422
Trustees' fees and expenses	42,622	26,040	16,162
Reports to shareholders	522,011	330,408	34,877
Registration fees	84,699	49,147	49,992
Other	117,154	47,626	90,983
Total expenses, before expense reductions	24,202,390	12,027,783	2,179,564
Expense reductions	(760,724)	(189,927)	(65,009)
Total expenses, after expense reductions	23,441,666	11,837,856	2,114,555
Net investment income	104,584,334	49,572,848	14,717,226
Net realized gain (loss) on investment transactions	9,991	5,907	29,426
Net increase (decrease) in net assets resulting from operations	$ 104,594,325	$ 49,578,755	$ 14,746,652

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2006 (Unaudited)	Year Ended April 30, 2006
Operations: Net investment income	$ 104,584,334	$ 183,391,707
Net realized gain (loss) on investment transactions	9,991	14,178
Net increase in net assets resulting from operations	104,594,325	183,405,885
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(17,082,594)	(19,916,031)
Capital Assets Funds Preferred Shares	(2,034)	(300,099)
Davidson Cash Equivalent Shares	(8,859,774)	(10,505,196)
Davidson Cash Equivalent Plus Shares	(3,759,360)	(4,264,968)
Institutional Money Market Shares	(2,464,733)	(3,401,909)
Institutional Select Money Market Shares	(6)	(10)
Premier Money Market Shares	(47,010,506)	(108,744,331)
Premium Reserve Money Market Shares	(6,725,638)	(13,272,109)
Service Shares	(18,679,721)	(22,987,054)
Portfolio share transactions: Proceeds from shares sold	2,483,946,646	8,313,486,956
Reinvestment of distributions	105,299,072	180,071,658
Cost of shares redeemed	(5,184,853,668)	(5,805,806,430)
Net increase (decrease) in net assets from Portfolio share transactions	(2,595,607,950)	2,687,752,184
Increase (decrease) in net assets	(2,595,597,991)	2,687,766,362
Net assets at beginning of period	6,896,291,059	4,208,524,697
Net assets at end of period (Including undistributed net investment income of $107,717 and $107,749, respectively)	$ 4,300,693,068	$ 6,896,291,059

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2006 (Unaudited)	Year Ended April 30, 2006	Six Months Ended October 31, 2006 (Unaudited)	Year Ended April 30, 2006
Operations: Net investment income	$ 49,572,848	$ 66,704,422	$ 14,717,226	$ 23,398,310
Net realized gain (loss) on investment transactions	5,907	—	29,426	34,225
Net increase in net assets resulting from operations	49,578,755	66,704,422	14,746,652	23,432,535
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(1,591,501)	(1,654,531)	(393,019)	(457,433)
Davidson Cash Equivalent Shares	(5,152,903)	(6,684,876)	(696,723)	(934,315)
Davidson Cash Equivalent Plus Shares	(2,274,912)	(3,244,614)	—	—
DWS Tax-Exempt Cash Institutional Shares	—	—	(7,727,132)	(10,631,006)
Tax-Exempt Cash Managed Shares	—	—	(4,123,940)	(8,595,538)
Premier Money Market Shares	(39,400,849)	(54,042,422)	(1,479,673)	(2,296,090)
Service Shares*	(1,152,683)	(1,077,978)	(296,739)	(482,612)
Service Shares**	—	—	—	(216)
Portfolio share transactions: Proceeds from shares sold	967,715,885	1,936,583,811	2,075,035,022	3,907,244,212
Reinvestment of distributions	50,080,360	66,303,607	7,368,331	8,001,297
Cost of shares redeemed	(1,336,904,261)	(1,634,044,000)	(1,619,320,541)	(4,060,664,720)
Net increase (decrease) in net assets from Portfolio share transactions	(319,108,016)	368,843,418	463,082,812	(145,419,211)
Increase (decrease) in net assets	(319,102,109)	368,843,419	463,112,238	(145,383,886)
Net assets at beginning of period	2,485,880,002	2,117,036,583	839,118,556	984,502,442

Net assets at end of period (including undistributed net investment income of $12,056 and $12,056, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $7,551 and $7,551, respectively, for the Tax-Exempt Portfolio)

	$ 2,166,777,893	$ 2,485,880,002	$ 1,302,230,794	$ 839,118,556

* Service Shares class of the Tax-Exempt Portfolio was known as Service Shares II.

** The Tax-Exempt Portfolio's Service Shares liquidated on June 1, 2005.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio — Capital Assets Funds Shares

	2006[a]	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.021	.026
Less distributions from net investment income	(.021)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[d]	2.15**	2.72**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	860	775
Ratio of expenses before expense reductions (%)	1.04*	1.02*
Ratio of expenses after expense reductions (%)	1.00*	1.00*
Ratio of net investment income (%)	4.20*	3.06*

Money Market Portfolio — Capital Assets Funds Preferred Shares

	2006[a]	2006[c]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.023	.030
Less distributions from net investment income	(.023)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[d]	2.35**	3.01**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.093	.074
Ratio of expenses before expense reductions (%)	.67*	.64*
Ratio of expenses after expense reductions (%)	.60*	.60*
Ratio of net investment income (%)	4.60*	2.61e*

a For the six months ended October 31, 2006 (Unaudited).

b For the period from June 15, 2005 (inception date) to April 30, 2006.

c For the period from June 23, 2005 (inception date) to April 30, 2006.

d Total return would have been lower had certain expenses not been reduced.

e Due to the timing of subscriptions and redemptions, the net investment income ratio shown does not correspond to the total return during the period.

* Annualized

** Not annualized

Government & Agency Securities Portfolio — Capital Assets Funds Shares

	2006[a]	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.021	.026
Less distributions from net investment income	(.021)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	2.15**	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74	63
Ratio of expenses before expense reductions (%)	1.04*	1.03*
Ratio of expenses after expense reductions (%)	1.00*	1.00*
Ratio of net investment income (%)	4.22*	3.06*

Tax-Exempt Portfolio — Capital Assets Funds Shares

	2006[a]	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00
Net investment income	.013	.016
Less distributions from net investment income	(.013)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00
Total Return (%)[c]	1.30**	1.63**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	31	30
Ratio of expenses before expense reductions (%)	1.05*	1.04*
Ratio of expenses after expense reductions (%)	1.01*	1.00*
Ratio of net investment income (%)	2.56*	1.85*

a For the six months ended October 31, 2006 (Unaudited).

b For the period from June 15, 2005 (inception date) to April 30, 2006.

c Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios").

Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares, Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers five classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premier Money Market Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares.

The financial highlights for the Service Shares, Davidson Cash Equivalent Shares and Premier Money Market Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares and Premium Reserve Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, the DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of October 31, 2006, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby each Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2006, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($750,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

In addition, from November 1, 2005 through April 30, 2006, the Money Market Portfolio incurred approximately $22,000 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended April 30, 2007.

At April 30, 2006, the Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately ($630) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2013, the expiration date, whichever occurs first.

At April 30, 2006, the Tax-Exempt Portfolio had no tax basis loss carryforward.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for each Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether each Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to each Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on each Portfolio's financial statements.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Portfolios pay a monthly management fee based on the Portfolios' combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Portfolios' combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the six months ended October 31, 2006, the Portfolios incurred management fees equivalent to the following annualized effective rates of each Portfolio's average daily net assets:

Portfolio	Annualized Effective Rate (%)
Money Market Portfolio	.16
Government & Agency Securities Portfolio	.16
Tax-Exempt Portfolio	.16

Effective May 1, 2006 through July 31, 2007, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses to the extent necessary to maintain total operating expensees at 1.00% of the Capital Assets Funds Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio and 0.60% of the Capital Assets Funds Preferred Shares of the Money Market Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

For the six months ended October 31, 2006, the Advisor voluntarily waived a portion of its management fee on the Tax-Exempt Portfolio aggregating $22,576 to reimburse costs associated with a trading error. Accordingly, the net management fee charged aggregated $735,858 which was equivalent to an annualized effective rate of 0.16% of the Portfolio's average net assets.

The Advisor and certain of its affiliates also have agreed to maintain expenses of the Davidson Cash Equivalent Shares and Service Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares and Institutional Select Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio and the DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio at certain rates for the six months ended October 31, 2006. These rates are disclosed in the respective share classes' semiannual reports that are provided separately and are available upon request.

Service Provider Fees. State Street Bank and Trust Company is the transfer agent for the Portfolios. Pursuant to a services agreement between State Street Bank and Trust Company and DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, DWS-SISC is the dividend-paying agent and shareholder service agent for the Portfolios. For the six months ended October 31, 2006, the amounts charged to the Portfolios by DWS-SISC were as follows:

Portfolio	Total Aggregated	Waived	Unpaid at October 31, 2006
Money Market Portfolio:
Capital Assets Funds Shares	$ 1,012,454	$ 160,439	$ 572,391
Capital Assets Funds Preferred Shares	71	31	40
Davidson Cash Equivalent Shares	671,003	166,866	313,765
Davidson Cash Equivalent Plus Shares	196,748	33,653	111,446
Institutional Money Market Shares	14,409	2,643	7,737
Premier Money Market Shares	3,257,349	—	1,652,578
Premium Reserve Money Market Shares	157,447	—	96,351
Service Shares	1,236,985	391,986	560,333
Portfolio	Total Aggregated	Waived	Unpaid at October 31, 2006
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 93,705	$ 14,460	$ 57,090
Davidson Cash Equivalent Shares	422,317	128,722	193,611
Davidson Cash Equivalent Plus Shares	114,221	14,984	65,524
Premier Money Market Shares	2,896,739	—	1,899,381
Service Shares	73,712	21,787	36,821
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 38,254	$ 5,650	$ 21,657
Davidson Cash Equivalent Shares	42,324	18,349	17,709
DWS Tax-Exempt Cash Institutional Shares	7,446	—	3,902
Tax-Exempt Cash Managed Shares	103,663	—	93,203
Premier Money Market Shares	147,489	—	100,070
Service Shares	28,738	6,412	15,440

Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios.

Distribution Service Agreement. The Trust has a distribution service agreement with DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor.

For the six months ended October 31, 2006, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at October 31, 2006	Annualized Effective Rate	Contractual Rate (Up To)
Money Market Portfolio:
Capital Assets Funds Shares	$ 1,332,093	$ 236,134.33%		.33%
Capital Assets Funds Preferred Shares	88	—	.20%	.20%
Davidson Cash Equivalent Shares	627,596	109,671.30%		.30%
Davidson Cash Equivalent Plus Shares	213,856	42,375.25%		.25%
Institutional Money Market Shares	4,949	941.009%		.075%
Premier Money Market Shares	2,822,408	312,181.25%		.25%
Service Shares	2,650,683	451,174.60%		60%
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 123,714	$ 22,355.33%		.33%
Davidson Cash Equivalent Shares	365,369	62,901.30%		.30%
Davidson Cash Equivalent Plus Shares	129,896	22,916.25%		.25%
Premier Money Market Shares	2,343,237	376,588.25%		.25%
Service Shares	163,126	26,449.60%		.60%
Portfolio	Distribution Fee	Unpaid at October 31, 2006	Annualized Effective Rate	Contractual Rate (Up To)
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 50,496	$ 8,257.33%		.33%
Davidson Cash Equivalent Shares	76,953	14,244.30%		.30%
Premier Money Market Shares	142,279	24,923.25%		.25%
Service Shares	69,264	11,967.60%		.60%

In addition, DWS-SDI provides information and administrative services to the Capital Assets Funds Shares of each Portfolio, the Capital Assets Funds Preferred Shares of the Money Market Portfolio, the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of each Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay DWS-SDI a fee ("Service Fee"). A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the six months ended October 31, 2006, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at October 31, 2006	Annualized Effective Rate	Contractual Rate (Up To)
Money Market Portfolio:
Capital Assets Funds Shares	$ 1,009,162	$ 178,998.25%		.25%
Capital Assets Funds Preferred Shares	44	8.10%		.10%
Davidson Cash Equivalent Shares	522,997	91,057.25%		.25%
Davidson Cash Equivalent Plus Shares	171,085	35,148.20%		.20%
Institutional Money Market Shares	4,949	928.009%		.075%
Premier Money Market Shares	2,822,408	300,369.25%		.25%
Premium Reserve Money Market Shares	363,507	58,528.25%		.25%
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 93,722	$ 15,817.25%		.25%
Davidson Cash Equivalent Shares	304,474	55,544.25%		.25%
Davidson Cash Equivalent Plus Shares	103,917	18,378.20%		.20%
Premier Money Market Shares	2,343,236	380,414.25%		.25%
Portfolio	Service Fee	Unpaid at October 31, 2006	Annualized Effective Rate	Contractual Rate (Up To)
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 38,254	$ 6,126.25%		.25%
Davidson Cash Equivalent Shares	64,128	11,709.25%		.25%
Tax-Exempt Cash Managed Shares	197,320	33,599.15%		.15%
Premier Money Market Shares	142,280	23,146.25%		.25%

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Portfolios. For the six months ended October 31, 2006, the amounts charged to the Portfolios by DeIM included in reports to shareholders were as follows:

Portfolio	Total Aggregated	Unpaid at October 31, 2006
Money Market Portfolio	$ 25,620	$ 12,440
Government & Agency Securities Portfolio	$ 14,700	$ 8,600
Tax-Exempt Portfolio	$ 23,160	$ 12,440

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees.

3. Expense Reductions

For the six months ended October 31, 2006, the Advisor has agreed to reimburse the Portfolios the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Portfolio	Amount ($)
Money Market Portfolio	—
Government & Agency Securities Portfolio	9,016
Tax-Exempt Portfolio	10,120

In addition, the Portfolios have entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's custodian expenses. During the six months ended October 31, 2006, the Portfolio's custodian fees were reduced as follows:

Portfolio	Custody Credits	Transfer Credits
Money Market Portfolio	$ 3,186	$ 1,920
Government & Agency Securities Portfolio	$ 25	$ 933
Tax-Exempt Portfolio	$ 1,494	$ 408

4. Line of Credit

The Portfolios and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2006		Year Ended April 30, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	361,755,683	$ 361,755,683	1,412,944,127*	$ 1,412,944,127*
Capital Assets Funds Preferred Shares	291,635	291,635	835,462,891**	835,462,891**
Davidson Cash Equivalent Shares	313,609,848	313,609,848	445,286,567	445,286,567
Davidson Cash Equivalent Plus Shares	212,704,072	212,704,072	301,619,048	301,619,048
Institutional Money Market Shares	270,784,050	270,784,050	374,803,822	374,803,822
Premier Money Market Shares	432,465,512	432,465,512	2,405,152,436	2,405,152,436
Premium Reserve Money Market Shares	378,049,786	378,049,786	796,824,800	796,824,800
Service Shares	514,286,060	514,286,060	1,741,393,265	1,741,393,265
		$ 2,483,946,646		$ 8,313,486,956
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	17,245,224	$ 17,245,224	19,796,024*	$ 19,796,024*
Capital Assets Funds Preferred Shares	2,054	2,054	300,083**	300,083**
Davidson Cash Equivalent Shares	8,938,739	8,938,739	10,443,501	10,443,501
Davidson Cash Equivalent Plus Shares	3,792,244	3,792,244	4,239,364	4,239,364
Institutional Money Market Shares	2,489,613	2,489,613	3,380,800	3,380,800
Institutional Select Money Market Shares	14	14	4	4
Premier Money Market Shares	47,863,645	47,863,645	108,063,865	108,063,865
Premium Reserve Money Market Shares	6,103,210	6,103,210	11,047,966	11,047,966
Service Shares	18,864,329	18,864,329	22,800,051	22,800,051
		$ 105,299,072		$ 180,071,658
Shares redeemed
Capital Assets Funds Shares	(294,008,381)	$ (294,008,381)	(657,467,140)*	$ (657,467,140)*
Capital Assets Funds Preferred Shares	(275,164)	(275,164)	(835,688,775)**	(835,688,775)**
Davidson Cash Equivalent Shares	(255,265,850)	(255,265,850)	(393,679,507)	(393,679,507)
Davidson Cash Equivalent Plus Shares	(162,762,018)	(162,762,018)	(265,168,677)	(265,168,677)
Institutional Money Market Shares	(251,593,348)	(251,593,348)	(345,994,072)	(345,994,072)
Institutional Select Money Market Shares	—	—	(1,034)	(1,034)
Premier Money Market Shares	(3,125,348,237)	(3,125,348,237)	(1,798,662,107)	(1,798,662,107)
Premium Reserve Money Market Shares	(608,664,116)	(608,664,116)	(626,271,242)	(626,271,242)
Service Shares	(486,936,554)	(486,936,554)	(882,873,876)	(882,873,876)
		$ (5,184,853,668)		$ (5,805,806,430)
Net increase (decrease)
Capital Assets Funds Shares	84,992,526	$ 84,992,526	775,273,011*	$ 775,273,011*
Capital Assets Funds Preferred Shares	18,525	18,525	74,199**	74,199**
Davidson Cash Equivalent Shares	67,282,737	67,282,737	62,050,561	62,050,561
Davidson Cash Equivalent Plus Shares	53,734,298	53,734,298	40,689,735	40,689,735
Institutional Money Market Shares	21,680,315	21,680,315	32,190,550	32,190,550
Institutional Select Money Market Shares	14	14	(1,030)	(1,030)
Premier Money Market Shares	(2,645,019,080)	(2,645,019,080)	714,554,194	714,554,194
Premium Reserve Money Market Shares	(224,511,120)	(224,511,120)	181,601,524	181,601,524
Service Shares	46,213,835	46,213,835	881,319,440	881,319,440
		$ (2,595,607,950)		$ 2,687,752,184

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

** For the period from June 23, 2005 (commencement of operations) to April 30, 2006.

Government & Agency Securities Portfolio	Six Months Ended October 31, 2006		Year Ended April 30, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	220,863,717	$ 220,863,717	240,916,597*	$ 240,916,597*
Davidson Cash Equivalent Shares	156,591,057	156,591,057	271,620,870	271,620,870
Davidson Cash Equivalent Plus Shares	90,280,820	90,280,820	182,867,310	182,867,310
Premier Money Market Shares	378,999,872	378,999,872	936,044,275	936,044,275
Service Shares	120,980,419	120,980,419	305,134,759	305,134,759
		$ 967,715,885		$ 1,936,583,811
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	1,604,483	$ 1,604,483	1,640,485*	$ 1,640,485*
Davidson Cash Equivalent Shares	5,198,598	5,198,598	6,649,793	6,649,793
Davidson Cash Equivalent Plus Shares	2,297,230	2,297,230	3,225,879	3,225,879
Premier Money Market Shares	39,818,077	39,818,077	53,718,133	53,718,133
Service Shares	1,161,972	1,161,972	1,069,317	1,069,317
		$ 50,080,360		$ 66,303,607
Shares redeemed
Capital Assets Funds Shares	(212,143,900)	$ (212,143,900)	(179,190,370)*	$ (179,190,370)*
Davidson Cash Equivalent Shares	(139,422,737)	(139,422,737)	(284,453,031)	(284,453,031)
Davidson Cash Equivalent Plus Shares	(87,611,186)	(87,611,186)	(166,052,810)	(166,052,810)
Premier Money Market Shares	(783,431,865)	(783,431,865)	(743,126,033)	(743,126,033)
Service Shares	(114,294,573)	(114,294,573)	(261,221,756)	(261,221,756)
		$ (1,336,904,261)		$ (1,634,044,000)
Net increase (decrease)
Capital Assets Funds Shares	10,324,300	$ 10,324,300	63,366,712*	$ 63,366,712*
Davidson Cash Equivalent Shares	22,366,918	22,366,918	(6,182,368)	(6,182,368)
Davidson Cash Equivalent Plus Shares	4,966,864	4,966,864	20,040,379	20,040,379
Premier Money Market Shares	(364,613,916)	(364,613,916)	246,636,375	246,636,375
Service Shares	7,847,818	7,847,818	44,982,320	44,982,320
		$ (319,108,016)		$ 368,843,418

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

Tax-Exempt Portfolio	Six Months Ended October 31, 2006		Year Ended April 30, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	41,203,161	$ 41,203,161	78,865,315*	$ 78,865,315*
Davidson Cash Equivalent Shares	63,308,486	63,308,486	123,356,457	123,356,457
DWS Tax-Exempt Cash Institutional Shares	1,466,597,439	1,466,597,439	2,454,329,923	2,454,329,923
Tax-Exempt Cash Managed Shares	307,777,674	307,777,674	671,513,645	671,513,645
Premier Money Market Shares	143,904,982	143,904,982	351,027,086	351,027,086
Service Shares	52,243,280	52,243,280	228,151,786***	228,151,786***
		$ 2,075,035,022		$ 3,907,244,212
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	397,427	$ 397,427	452,753*	$ 452,753*
Davidson Cash Equivalent Shares	704,663	704,663	928,287	928,287
DWS Tax-Exempt Cash Institutional Shares	4,458,175	4,458,175	3,832,160	3,832,160
Tax-Exempt Cash Managed Shares	11,226	11,226	24,596	24,596
Premier Money Market Shares	1,497,078	1,497,078	2,283,722	2,283,722
Service Shares	—	—	216**	216**
Service Shares	299,762	299,762	479,563***	479,563***
		$ 7,368,331		$ 8,001,297
Shares redeemed
Capital Assets Funds Shares	(40,884,583)	$ (40,884,583)	(48,860,753)*	$ (48,860,753)*
Davidson Cash Equivalent Shares	(58,058,899)	(58,058,899)	(107,174,545)	(107,174,545)
DWS Tax-Exempt Cash Institutional Shares	(1,035,043,213)	(1,035,043,213)	(2,500,358,225)	(2,500,358,225)
Tax-Exempt Cash Managed Shares	(290,361,664)	(290,361,664)	(841,507,583)	(841,507,583)
Premier Money Market Shares	(144,266,416)	(144,266,416)	(355,049,760)	(355,049,760)
Service Shares	—	—	(134,982)**	(134,982)**
Service Shares	(50,705,766)	(50,705,766)	(207,578,872)***	(207,578,872)***
		$ (1,619,320,541)		$ (4,060,664,720)
Net increase (decrease)
Capital Assets Funds Shares	716,005	$ 716,005	30,457,315*	$ 30,457,315*
Davidson Cash Equivalent Shares	5,954,250	5,954,250	17,110,199	17,110,199
DWS Tax-Exempt Cash Institutional Shares	436,012,401	436,012,401	(42,196,142)	(42,196,142)
Tax-Exempt Cash Managed Shares	17,427,236	17,427,236	(169,969,342)	(169,969,342)
Premier Money Market Shares	1,135,644	1,135,644	(1,738,952)	(1,738,952)
Service Shares	—	—	(134,766)**	(134,766)**
Service Shares	1,837,276	1,837,276	21,052,477***	21,052,477***
		$ 463,082,812		$ (145,419,211)

* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.

** Effective June 1, 2005, shares of the Service Shares were liquidated.

*** For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

6. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DeAM, Inc.") and Deutsche Investment Management Americas Inc. ("DeIM"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DeAM, Inc. and DeIM breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DeAM, Inc. and DeIM breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DeAM, Inc. and DeIM neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM also continues to discuss a settlement with the Illinois Secretary of State regarding market timing matters. As previously disclosed, DeAM expects a settlement with the Illinois Secretary of State to provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DeIM and DeAM, Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the regulators' findings, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolios were not entitled to a portion of the settlement.

As part of the settlements, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Other Information

Proxy Voting

A description of each Portfolio's policies and procedures for voting proxies for portfolio securities and information about how each Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each Portfolio's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Portfolio of Investments

Following each Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Investment Management Agreement Approval

Money Market Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of contractual expense caps that expired on August 1, 2006 for Service Shares, Capital Assets Funds Shares, and Capital Assets Funds Preferred Shares and voluntary expense caps for Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares showed that the Portfolio's management fee rate was at the 4th percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 38th percentile for Capital Assets Funds Shares, the 12th percentile for Capital Assets Funds Preferred Shares, the 30th percentile for Davidson Cash Equivalent Shares, the 25th percentile for Davidson Cash Equivalent Plus Shares, the 35th percentile for Institutional Money Market Shares, the 36th percentile for Institutional Select Money Market Shares, the 43rd percentile for Premier Money Market Shares, the 32nd percentile for Service Shares and the 14th percentile for Premium Reserve Money Market Shares. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that (i) both the mix of services provided and the level of responsibility required under the Agreement were significantly greater as compared to the Advisor's obligations for similarly managed institutional accounts; and (ii) the management fees of institutional accounts are less relevant to the Board's consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace. With respect to other comparable DWS Funds, the Board considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares through July 31, 2007.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Portfolio shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Government & Agency Securities Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on the gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. The information provided to the Board, which included the effect of contractual expense caps that expired on August 1, 2006 for Service Shares and Capital Assets Funds Shares and voluntary expense caps for Davidson Cash Equivalent Shares and Davidson Cash Equivalent Plus Shares, showed that the Portfolio's management fee rate was at the 6th percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 53rd percentile for Capital Assets Funds Shares, the 42nd percentile for Davidson Cash Equivalent Shares, the 28th percentile for Davidson Cash Equivalent Plus Shares, the 57th percentile for Premier Money Market Shares and the 46th percentile for Service Shares. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares and Capital Assets Funds Shares through July 31, 2007. The Board also noted that in connection with a proposed merger into the Portfolio of Investors Cash Trust — Government & Agency Securities Portfolio (the "Merger"), the Advisor proposed and the Board approved at its May 10, 2006 meeting, a new management fee schedule for the Portfolio that would take effect upon the completion of the Merger. The Merger is expected to be completed in the first quarter of 2007. The Board considered the Advisor's projection, based on asset sizes at January 31, 2006, that the adoption of the new management fee schedule would result in a slight reduction in the Portfolio's management fee rate. The Board also considered the Advisor's representation that there would be no diminution in services provided in connection with the amendment of the Agreement.

On the basis of the information provided, the Board concluded that management fees, including the proposed new management fee schedule, were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the Portfolio's total expense ratios for certain share classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Portfolio shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement and the adoption of the new management fee schedule upon the completion of the Merger is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Tax-Exempt Portfolio

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2006. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. These materials included an analysis of the Portfolio's performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. Based on their evaluation of the information provided, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board. Throughout their consideration of the Agreement, the Independent Trustees were advised by their independent legal counsel and by an independent fee consultant.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer universe performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper. The information provided to the Board, which included the effect of expense caps that expired on August 1, 2006 for Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares, showed that the Portfolio's management fee rate was at the 1st percentile of the peer group, and that the Portfolio's total expense ratios (excluding any 12b-1 fees and/or administrative services fees) were at the following percentiles of the peer universe: the 56th percentile for Capital Assets Funds Shares, the 34th percentile for Davidson Cash Equivalent Shares, the 22nd percentile for DWS Tax-Exempt Cash Institutional Shares, the 58th percentile for Tax-Exempt Cash Managed Shares, the 58th percentile for Premier Money Market Shares and the 59th percentile for Service Shares. The Board also considered the Portfolio's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures among the DWS Funds. The Board took into account the Advisor's commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares through July 31, 2007.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the total expense ratios for certain classes were above the median of the peer universe, such total expense ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the DWS Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with Portfolio shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including any fees received by the Advisor for administrative services provided to the Portfolio and any fees received by an affiliate of the Advisor for distribution services. The Board also considered benefits to DeIM related to brokerage and soft-dollar allocations, which pertain primarily to funds investing in equity securities. The Board considered that the Advisor has recently proposed and the Board is evaluating a change in the Advisor's policies to permit the allocation of brokerage to acquire research services from third-party service providers. The Advisor had voluntarily discontinued this practice in 2004. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding pending regulatory actions against the Advisor and its affiliates related to allegations of market timing, revenue sharing, directed brokerage and other matters. The Board considered that the Advisor informed the Board that it expects to pay approximately $134 million in connection with final settlement agreements with various federal and state regulators regarding allegations of market timing in the DWS Funds. The Board also considered that the Advisor agreed to pay approximately $19 million in connection with a final settlement agreement with the Securities and Exchange Commission regarding allegations of directed brokerage. The Board considered the Advisor's representation that such regulatory actions will not materially impact its ability to perform under the Agreement or materially impact the Fund and that no current DeAM employee approved the trading arrangements. The Board also noted the private lawsuits brought against the DWS Funds in connection with the above allegations and considered the Advisor's commitment to indemnify the DWS Funds against any liability arising from these lawsuits.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Principal Underwriter
DWS Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Capital Assets Funds Shares and Capital Assets Funds Preferred Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (Capital Assets Funds Shares and Capital Assets Funds Preferred Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 29, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	December 29, 2006